Notes to the Consolidated Statements of Cash Flows - Schedule of Investment Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Dual Currency Structured Deposit [Member]
Schedule of Investment Activities [Line Items]
purchase	$ (15,400)	$ (60,546)	$ (31,849)
disposal		92,259
interest received		701
Investments at Amortized Cost [Member]
Schedule of Investment Activities [Line Items]
purchase	(5,032)		(7)
disposal	5,039		21,039
interest received	1		62
Wealth Management Product [Member]
Schedule of Investment Activities [Line Items]
purchase		(4,212)
disposal
interest received
Investment in Associate [Member]
Schedule of Investment Activities [Line Items]
purchase	(20,432)	(64,758)	(31,856)
disposal	5,039	92,259	21,039
interest received	$ 1	$ 701	$ 62